SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	Mar. 31, 2024	Feb. 28, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Corporate fixed income securities	$ 0
Corporate Bonds [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Corporate fixed income securities		$ 450,751
Treasury Securities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Government securities		1,981,061
Brokerage Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term borrowings		$ 2,500,000